Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	1 Months Ended	5 Months Ended
	May 01, 2020	Sep. 30, 2020
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents		$ 0
Cash withdraw from trust account		0
Concentrations of credit risk federal depository insurance coverage limit	$ 250,000	250,000
Unrecognized tax benefits	0	0
Accrued for payment of interest and penalties	$ 0	$ 0
Weighted average shares subject to forfeiture	750,000
Underwriters Shares
Summary Of Significant Accounting Policies [Line Items]
Weighted average number of common stock subject to possible forfeitures		750,000
Warrants
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities		18,074,992
Class A Common Stock Subject to Mandatory Redemption
Summary Of Significant Accounting Policies [Line Items]
Temporary equity, shares subject to possible redemption		21,697,668
Antidilutive securities		21,697,668
U.S. Treasury Securities | Maximum
Summary Of Significant Accounting Policies [Line Items]
Investment securities maturity period		185 days
U.S. Government Securities | Maximum
Summary Of Significant Accounting Policies [Line Items]
Investment securities maturity period		185 days